Investments in Equity Investees	9 Months Ended
Sep. 30, 2019
Investments in Equity Investees
Investments in Equity Investees

8. Investments in Equity Investees

Investments in equity investees consisted of the following:

	September 30,	December 31,
	2019	2018
	(in US$’000)
Hutchison Whampoa Guangzhou Baiyunshan Chinese Medicine Company Limited ("HBYS")	58,297	60,992
Shanghai Hutchison Pharmaceuticals Limited ("SHPL")	78,308	68,812
Nutrition Science Partners Limited ("NSPL")	8,184	8,102
Other	548	412
	145,337	138,318

All of the equity investees are private companies and there are no quoted market prices available for their shares.

Summarized financial information for the significant equity investees HBYS, SHPL and NSPL is as follows:

(i)	Summarized balance sheets

	Commercial Platform				Innovation Platform
	Consumer Health		Prescription Drugs		Drug R&D
	HBYS		SHPL		NSPL
	September 30,	December 31,	September 30,	December 31,	September 30,	December 31,
	2019	2018	2019	2018	2019	2018
	(in US$’000)
Current assets	104,536	116,020	130,462	124,512	16,754	17,320
Non-current assets	94,914	100,353	92,571	98,532	—	—
Current liabilities	(63,668)	(73,974)	(65,671)	(84,357)	(387)	(1,117)
Non-current liabilities	(16,659)	(17,302)	(6,389)	(6,909)	—	—
Net assets	119,123	125,097	150,973	131,778	16,367	16,203
Non-controlling interests	(2,529)	(3,113)	—	—	—	—
	116,594	121,984	150,973	131,778	16,367	16,203

(ii)	Summarized statements of operations

	Commercial Platform				Innovation Platform
	Consumer Health		Prescription Drugs		Drug R&D
	HBYS		SHPL		NSPL (note (a))
	Nine Months Ended September 30,
	2019	2018	2019	2018	2019	2018
	(in US$’000)
Revenue	156,987	160,713	210,167	211,903	—	—
Gross profit	83,732	83,050	149,794	147,373	—	—
Impairment provision (note (b))	—	—	—	—	—	(30,000)
Interest income	121	68	422	496	210	138
Finance cost	(13)	(140)	—	—	—	—
Profit/(loss) before taxation	15,512	16,390	55,698	52,958	165	(37,637)
Income tax expense (note (c))	(2,416)	(3,367)	(8,726)	(6,809)	—	—
Net income/(loss)	13,096	13,023	46,972	46,149	165	(37,637)
Non-controlling interests	472	366	—	—	—	—
Net income/(loss) attributable to the shareholders of equity investee	13,568	13,389	46,972	46,149	165	(37,637)

Notes:

(a)	NSPL did not have any activity for the nine months ended September 30, 2019 and primarily incurred research and development expenses during the nine months ended September 30, 2018.
(b)

On November 19, 2018, NSPL's Board reviewed the progress of its drug candidates. After due consideration of the timeline and further investments required to complete NSPL's clinical trials and reach the commercialization stage, it decided to explore alternative strategic options to maximize the economic returns from the drug candidates. NSPL performed an annual impairment assessment of the recoverability of the related US$30,000,000 intangible asset by comparing its carrying amount to the higher of the asset's value-in-use or its fair value less costs to sell. In preparing its assessment, although NSPL was in the process of identifying potential buyers or collaboration partners to maximize its economic returns from the drug candidates, there was no certainty of an available market or that a suitable buyer or partner could be readily identified. Accordingly, NSPL recorded a full impairment provision for the nine months ended September 30, 2018 as the impairment conditions were determined to have existed as at September 30, 2018. The Company's attributable portion was US$15,000,000.

(c)

The main entities within the HBYS and SHPL groups have been granted the High and New Technology Enterprise (“HNTE”) status. Accordingly, the entities were eligible to use a preferential income tax rate of 15% for the nine months ended September 30, 2019 and 2018.

For the nine months ended September 30, 2019 and 2018, other immaterial equity investees had net income of approximately US$311,000 and US$200,000 respectively.

(iii)Reconciliation of summarized financial information

Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees is as follows:

	Commercial Platform				Innovation Platform (note)
	Consumer Health		Prescription Drugs		Drug R&D
	HBYS		SHPL		NSPL
	2019	2018	2019	2018	2019	2018
	(in US$’000)
Opening net assets after non-controlling interests as at January 1	121,984	110,616	131,778	132,731	16,203	38,401
Impact of change in accounting policy (ASC 842)	(19)	—	(2)	—	—	—
Net income/(loss) attributable to the shareholders of equity investee	13,568	13,389	46,972	46,149	165	(37,637)
Dividends declared	(14,615)	—	(21,731)	(31,538)	—	—
Other comprehensive loss	(4,324)	(5,502)	(6,044)	(5,898)	(1)	—
Investments	—	—	—	—	—	16,000
Closing net assets after non-controlling interests as at September 30	116,594	118,503	150,973	141,444	16,367	16,764
Group’s share of net assets	58,297	59,252	75,487	70,722	8,184	8,382
Goodwill	—	—	2,821	2,924	—	—
Carrying amount of investments as at September 30	58,297	59,252	78,308	73,646	8,184	8,382

Note: The Innovation Platform includes other immaterial equity investees. As at September 30, 2019 and December 31, 2018, the aggregate carrying amount of investments in NSPL and other immaterial equity investees was approximately US$8,732,000 and US$8,514,000 respectively.

The equity investees had the following capital commitments:

September 30, 2019
(in US$’000)
Property, plant and equipment
Contracted but not provided for	1,868